7. STOCK-BASED COMPENSATION (Details 1) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock-Based Compensation Details 1
Shares outstanding	4,950,000	3,950,000
Shares granted	1,000,000
Shares exercisable	987,500
Weighted average exercise price of share outstanding	$ 0.71	$ 0.84
Weighted average exercise price of share granted	$ 0.20
Weighted average exercise price of share exercisable	$ 0.84
Weighted-average remaining contractual term (years) of share outstanding	8 years 6 months 2 days	8 years 3 months 3 days
Weighted-average remaining contractual term (years) of share granted	9 years 7 months 3 days
Weighted-average remaining contractual term (years) of share exercisable	8 years 3 months 3 days
Aggregate intrinsic value of share outstanding	$ 110,000	$ 869,000
Aggregate intrinsic value of share exercisable